UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock Lane

Libertyville, Illinois                      60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock Lane

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

ANNUAL REPORT

MARCH 31, 2005

THE FORESTER FUNDS

THE FORESTER VALUE FUND

ANNUAL REPORT

March 31, 2005

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

FORESTER VALUE FUND

Letter to Shareholders

Dear Fellow Shareholder:

We are pleased to announce a very strong year for the Forester Value Fund.  For calendar year 2004 we were the top Large Cap Value Fund in Morningstar out of 989 funds. For the year ended March 31, 2005, the Value Fund returned 23.1% versus 6.7% for the S&P 500.  Since inception, the Value Fund has returned 6.8% annualized while the S&P 500 has lost –0.9% annualized.  The strong returns were due to effective hedging, strong stock selection, overweighting energy stocks and staying out of trouble.

Energy stocks were the big gainers over the past year.  The fund was overweight energy in the second half of 2004 which proved beneficial.  The ability of producing countries like Saudi Arabia to meet additional demand from emerging countries like China was tested this past year.  In the past, countries like Saudi Arabia could just pump more oil and reduce the overall price.  This is not now the case.  The price of oil is likely to be much more volatile and driven by global GDP growth ahead.  Recessions will bring a drop in prices while global expansions will spike oil prices.  Conooco had strong returns due to its large reserves which are revalued upward as the forward price of oil climbs.

The Fund generally buys stocks with exceptional appreciation potential, due to the stock's price being significantly below the intrinsic value of the company. The Fund views these stocks as bargain stocks.

An example of this was Cardinal Health, whose shares were hit in mid-2004 over investor concern about lower earnings as it moved to a new distribution model.  We believed that the worst was priced in, the decline was overdone and that the shares were undervalued.  The shares have since recovered nicely after investors realized that its earnings would not be penalized as much as feared.  The stock should now grow based on future earnings growth and the confidence in that growth.

Stock valuations are currently at rich levels.  Earnings have grown more than the prices of stocks so earnings based valuations have gone down, but are still above the more normal levels of the mid-

THE FORESTER VALUE FUND

teens.  We buy lower valuation bargain stocks which have excellent appreciation potential.  We believe that this will allow us to perform even in expensive markets.

Thank you for investing with us.

Best wishes,

/s/Thomas H. Forester, President

FORESTER FUNDS

THE FORESTER VALUE FUND RETURNS

SINCE

FUND/INDEX

1-YEAR

3-YEAR

INCEPTION

Forester Value Fund

23.1%

9.3%

6.8%

S&P 500 Stock Index

6.7

2.7

-0.9

The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  AN

INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE

THE FORESTER VALUE FUND

PROSPECTUS.  PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost.  Returns shown include the reinvestment of all dividends.

The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance.

EXPENSE EXAMPLE

For the Six Months Ended March 31, 2005

As a shareholder of the Forester Value Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

THE FORESTER VALUE FUND

THE FORESTER VALUE FUND

Expenses

Beginning       Ending

paid during

account

account

period

value

value

10/1/04-

10/1/04

3/31/05

3/31/05(1)

--------------------------------------------------------------------------------

Actual

$1,000.00

$1,059.05

$6.93

Hypothetical

(5% return

before expenses)

1,000.00

1,018.20

6.79

(1)  The 1.35% expense ratio (before reimbursements) for the Forester Value Fund multiplied by the average account value over the period, and multiplied by 0.4986 (to reflect the one-half year period).

TOP TEN HOLDINGS
March 31, 2005

WYETH	4.0%
ALTRIA GROUP, INC.	4.0%
ST. PAUL TRAVELERS COMP	4.0%
PFIZER INC.	4.0%
ARCHER DANIELS-MIDLAND CO.	3.9%
WACHOVIA CORP	3.9%
SARA LEE CORP.	3.9%
CHEVRON CORP	3.9%
CONOCO PHILLIPS	3.9%
BANK OF AMERICA CORP	3.9%

THE FORESTER VALUE FUND

SECTOR BREAKDOWN

March 31, 2005

Basic Materials	3.8%
Capital Goods	3.8%
Consumer Cyclical	3.8%
Consumer Non-Cyclical	15.5%
Energy	7.7%
Financial	23.0%
Health Care	11.8%
Services	14.8%
Transportation	1.8%
Utilities	7.6%
Short-term investments	6.4%
Total	100.0%

THE FORESTER VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2005

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 93.6%
AUTO & TRUCK PARTS - 3.8%
Johnson Controls	260	$14,498

BEVERAGES (NON-ALCOHOLIC) - 3.7%
Coca-Cola Enterprises	690	$14,159

BIOTECHNOLOGY & DRUGS - 3.8%
Cardinal Health, Inc.	260	$14,508

CAPITAL GOODS - 3.8%
Eaton Corp	220	$14,388

CHEMICALS - 3.8%
Dow Chemical Company	290	$14,456

COMMUNICATIONS SERVICES - 3.6%
Verizon Communications	380	$13,490

ELECTRIC UTILITIES - 7.5%
Dominion	190	$14,142
Exelon Corporation	310	14,226
		$28,368
FOOD PROCESSING - 7.8%
Archer Daniels	600	$14,748
Sara Lee Corp.	660	14,626
		$29,374
GROCERY - 3.8%
Kroger Co. *	900	$14,427

INSURANCE (PROPERTY & CASUALTY) - 11.4%
Hartford	210	$14,397
St. Paul Travelers Co	410	15,059
American International Group	250	13,853
		$43,309

THE FORESTER VALUE FUND PORTFOLIO OF INVESTMENTS IN SECURITIES March 31, 2005 (continued)

PHARMACEUTICAL COMPANIES - 8.0%
Pfizer	570	$14,974
Wyeth	360	15,185
		$30,159
MONEY CENTER BANKS - 11.6%
Bank of America	330	$14,553
Citigroup Inc.	320	14,381
Wachovia Corporation	290	14,764
		$43,698
OIL & GAS - INTEGRATED - 7.7%
Chevron	250	$14,578
ConocoPhillips	135	14,558
		$29,136
RAILROADS - 1.8%
Union Pacific	100	$6,970

REAL ESTATE - 3.7%
Equity Office Properties	470	$14,161

RESTAURANTS - 3.7%
McDonald's Corporation	450	$14,013

TOBACCO - 4.1%
Altria Group, Inc.	230	$15,039

Total Common Stocks		$354,153
(cost $352,594)

SHORT-TERM INVESTMENT - 6.4%
HUNTINGTON MONEY FUND		$75,251

OTHER ASSETS LESS LIABILITIES - 0.0%		($51,216)

Net Assets - 100%		$378,188

* non-income producing during period.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

Forester
Value Fund
ASSETS
Investments in securities (cost $352,594)	$354,153
Cash	75,251
Receivables:
Securities sold	102,154
Dividends and Interest	713

Total assets	532,271

LIABILITIES
Accrued management fees	245
Payable for securities purchased	153,838

Total liabilities	154,083

NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 34,671 shares issued
and outstanding)	$378,188

NET ASSETS
At March 31, 2005, net assets consist of:
Paid-in capital	$377,201
Undistributed net investment income	1,490
Accumulated net realized losses	(2,061)
Net unrealized appreciation on investments	1,558
Total Net Assets	$378,188

NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($378,188 / 34,671 shares)	$10.91

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF OPERATIONS
For the Year Ended March 31, 2005	The Forester
Value Fund
INVESTMENT INCOME
Dividend income	$1,835
Interest income	212

Total income	2,047

EXPENSES
Investment advisory fees (Note 2)	1,257

Total expenses	1,257
Less: expenses waived and
reimbursed by Advisor (Note 2)	(1,013)

Net expenses	244

Net investment income	1,803

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain on investments in securities	8,606
Net realized loss on options	(3,750)
4,856

Net change in unrealized appreciation from investments	1,558

Net realized and unrealized gain from investments	6,414

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$8,217

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Forester Value Fund

For the Years Ended

March 31,

	2005	2004

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$1,803	$246
Net realized gain on investments	4,856	-
Change in unrealized appreciation on
investments	1,558	-

Net increase in net assets
resulting from operations	8,217	246

Distributions to shareholders	(7,279)	(298)

Capital share transactions (note 6)	318,615	(49,811)

Total net increase (decrease)	319,553	(49,863)

NET ASSETS
Beginning of year	58,635	108,498

End of year	$378,188	$58,635

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

FINANCIAL HIGHLIGHTS

The Forester Value Fund

For the Years Ended March, 31

	2005	2004	2003	2002	2001
(For a share outstanding throughout each period)

NET ASSET VALUE
Beginning of period	$10.01	$10.02	$10.00	$10.10	$10.14
INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.11	0.03	0.09	0.23	0.53
Net realized and unrealized gain (loss) on
investment transactions	2.19	(0.01)	0.48	-	0.02

Total from investment operations	2.30	0.02	0.57	0.23	0.55

LESS DISTRIBUTIONS	(1.42)	(0.03)	(0.55)	(0.33)	(0.59)

NET ASSET VALUE
End of period	$10.91	$10.01	$10.02	$10.00	$10.10

TOTAL RETURN	23.18%	0.24%	5.74%	2.25%	5.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period	$378,188	$58,635	$108,498	$55,308	$54,113

Ratio of expenses to average net assets:
After waiver	0.27%	0%	0%	0%	0%
Before waiver	1.37%	34.65%	19.61%	5.02%	4.78%
Ratio of net investment income to average net assets	1.97%	0.30%	0.86%	2.18%	5.23%

Portfolio turnover rate	243%	0%	103%	0%	0%

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2005

(1)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO

SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

THE FORESTER FUNDS

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2005

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates and assumptions.

SHORT SALES:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in siz, will be recognized upon the termination of a short sale.

OPTION WRITING:  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(2)

TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the year ended March 31, 2005, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the year ended March 31, 2005, the Advisor voluntarily waived advisory fees in the amounts of $811 and reimbursed other expenses in the amount of $284.  The Advisor has voluntarily reimbursed the Fund for broker commissions incurred in the purchase and sales of portfolio securities.  These reimbursements have been reflected as an adjustment to the cost and proceeds of the securities purchased and sold in the Fund’s portfolio.  These reimbursements totaled $2,479 for the year ended March 31, 2005.

THE FORESTER FUNDS

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2005

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 1/4 of 1% of the Fund's average net assets.   For the year ended March 31, 2005, no such reimbursements were made.

(3)

PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2005 purchases and sales of investment securities (excluding short-term securities) were $597,413 and $249,955.  At March 31, 2005 the gross unrealized appreciation for all securities totaled $7,635 and the gross unrealized depreciation for all securities totaled $6,077 for a net unrealized appreciation of $1,558.

(4) PUT & CALL OPTIONS PURCHASED

As of March 31, 2005 the Fund had no put option positions.

Transactions in put options purchased during the year ended
March 31, 2005 were as follows:
	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2004	0	$ 0
Options purchased	9	5,940
Options terminated in closing purchase transaction	(1)	(800)
Options expired	(8)	(5,140)

Options outstanding at March 31, 2005	0	$ 0

As of March 31, 2005 the Fund had no call option positions.

Transactions in call options purchased during the year ended
March 31, 2005 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2004	0	$ 0
Options purchased	2	1,900
Options terminated in closing purchase transaction	0	0
Options expired	(2)	(1,900)

Options outstanding at March 31, 2005	0	$ 0

THE FORESTER FUNDS

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2005

(5)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The U.S. federal income tax basis of the Fund’s investments at March 31, 2005 was $353,331 and net unrealized appreciation for U.S. federal income tax purposes was $822 (gross unrealized appreciation of  $ 6,899; gross unrealized depreciation of $6,077).

The tax character of distributions paid during the fiscal years ended March 31, 2005 and 2004 were as follows:

	2005	2004
Ordinary income	$7,279	$298

As of March 31, 2005 the components of distributable earnings on a tax basis were $2,227 of undistributed ordinary income.

(6) CAPITAL SHARE TRANSACTIONS
	2005	2004
Shares sold	30,138	2,994
Shares issued in reinvestment
of distributions	667	30
Shares redeemed	(1,991)	(7,999)

Net increase (decrease) in shares	28,814	(4,975)

Value of shares sold	$333,382	$30,000
Value of shares issued in rein-
vestment of distributions	7,279	298
Value of shares redeemed	(22,046)	(80,109)

Net increase (decrease)
in value of shares	$318,615	$(49,811)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors

The Forester Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Forester Value Fund, (the "Fund"), a series of The Forester Funds, Inc., including the schedule of investments, as of March 31, 2005 and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audit.  The financial statements and financial highlights for the years ended March 31, 2004, 2003, 2002 and 2001 were audited by other auditors whose reports expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of March 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Value Fund as of March 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	/s/Sanville and Co.
May 25, 2005	Certified Public Accountants

THE FORESTER VALUE FUND

DIRECTORS AND OFFICERS OF THE COMPANY

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors.  The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

Number of
Portfolios
		Term of		In Fund	Other
		Office and	Principal	Complex	Director-
Name,	Position(s)	Length	Occupations	oversees	ships
Address,	Held with	of Time	in Past 5	by	held by
Age	the Funds	Served	Years	Director	Director
--------------------	-----------	-------------	--------------------------------	--------------	------------
*Thomas H. Forester	Director	Indefinite	Mr. Forester has been the	2	None
Age: 46	President	2 years	President of the Advisor
Address: c/o	Treasurer		Since 2/99, Officer and
612 Paddock Lane			Portfolio Manager with
Libertyville, IL 60048			Dreman Value Advisors
from 5/97 - 1/99.

Wayne A. Grudem	Director	Indefinite	Mr. Grudem has been a Pro-	2	None
Age: 57		2 years	fessor at Phoenix Seminary
Address: c/o			since August, 2001. Before,
612 Paddock Lane			he was a Professor at Trinity
Libertyville, IL 60048			International University for
more than five years.

Michael B. Kelley	Director	Indefinite	Mr. Kelley has been a National	2	None
Age: 45		2 years	Account Executive for American
Address: c/o			Hotel Supply since January, 2004
612 Paddock Lane			Before, he was a Sales Executive
Libertyville, IL 60048			at WW Grainger for more than 5 years

*Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager and owns 16.8% of the shares of the Fund.

PROXY VOTING

The Company’s Board of Directors has approved proxy voting procedures for the Fund, setting forth guidelines and procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  The proxy voting record of the Fund can be reviewed on the web site of the Fund at www.forestervalue.com.  The Proxy voting history is located under Fund Information, Proxy Voting.

THE FORESTER VALUE FUND

QUARTERLY PORTFOLIO SCHEDULE

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

The Statement of Additional Information includes additional information about the Company’s directors and is available, without charge, upon request, by calling toll-free 1-800-388-0365.

Forester Discovery Fund

ANNUAL REPORT

MARCH 31, 2005

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

ANNUAL REPORT

March 31, 2005

This report is submitted for the general information of shareholders of The Forester Discovery Fund.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

FORESTER DISCOVERY FUND

Letter to Shareholders

Dear Fellow Shareholder:

Our strategy has been to be patient for stock valuations to become attractive so that future returns will be strong.  While we are confident of this strategy over the longer term, there are times when the market rallies and our performance looks subdued.  This continued to be one of those times.  The Discovery Fund returned 0.9% versus 15.1% for the MSCI EAFE Net Index and 6.7% for the S&P 500 for the year ended March 31, 2005.  Even after the past two years, we are still ahead of both benchmarks since inception.

So what do we expect going forward?  We believe that the massive stimulus that has been thrown at global markets is largely over.  The US Federal Reserve has been raising short term interest rates for almost a year now.  When Fed Funds rates are at 1% and 10-year US treasury rates are near 4% a construction and durables boom happens.  Home prices go up, consumers feel rich and consume more than they otherwise would.  This is what happened in both Australia and the UK which seem to be about 6-12 months ahead of us.  In both of those countries there was a housing bubble due to generational low interest rates.  As interest rates reverse, the bubble pops and prices decline.  Now consumers consume less than they normally would.  We think that this is beginning to happen in Australia and the UK and is starting to happen in the US.  This is not good for stocks.

In 2000 when the technology bubble popped, the US Fed had two choices, lower rates modestly, accept a recession but set the groundwork for a long term recovery, or lower rates aggressively, fight off a recession but set the groundwork for a short term recovery and an even worse recession later.  They chose the latter and we believe that we are heading for a global recession.  Already, Europe and Japan have been weak.  The US is seeing slower than expected growth and China is uncertain.  Given the added leverage that was added due to generational low interest rates,  consumers may have difficulty adding to consumption.  This is why we are being conservative and defensive.

If stock valuations were at the more normal levels of the mid- to low-teens, we would be in stocks and would feel protected by our stock selection and average valuations.  However, with high valuations, poor returns loom ahead.  That is why we are content to wait until we are paid to take risk.  While we wait, we like our company.  None other than Warren Buffett and Sir John Templeton have significant weightings in cash.

Thank you for investing with us.

Best wishes,

/s/Thomas H. Forester, President

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND RETURNS

     SINCE

FUND/INDEX                         1-YEAR    3-YEAR    INCEPTION

Forester Discovery Fund

  0.9%

1.0%

  2.4%

MSCI EAFE Net Index

   15.1

  11.6

 1.5

S&P 500 Stock Index

    6.7

   2.7

  -0.9

The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  AN

INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE

PROSPECTUS.  PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

THE FORESTER DISCOVERY FUND

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost.  Returns shown include the reinvestment of all dividends.

The MSCI EAFE Net Index is an unmanaged, market-weighted index of companies throughout the world, excluding the U.S. and Canada, including net reinvested dividends.  The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance. All indexes are unmanaged and include reinvested dividends.

EXPENSE EXAMPLE

For the Six Months Ended March 31, 2005

As a shareholder of the Forester Discovery Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only,

THE FORESTER DISCOVERY FUND

and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

                                            THE FORESTER DISCOVERY FUND

Expenses

Beginning       Ending

paid during

account

account

period

value

value

10/1/04-

10/1/04

3/31/05

3/31/05(1)

--------------------------------------------------------------------------------

Actual

$1,000.00

$1,006.85

$6.75

Hypothetical

(5% return

before expenses)

1,000.00

1,018.20

6.79

(1)

The 1.35% expense ratio (before reimbursements) for the Forester Discovery Fund multiplied by the average account value over the period, and multiplied by 0.4986 (to reflect the one-half year period).

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

March 31, 2005

	Percent of	Market
	Net Assets	Value

Other Assets (Schwab US
Treasury Money Fund)	99.92%	$34,863
Accrued Interest	0.08%	28
	---------	---------
Net Assets	100.00%	$34,891
	======	======

                At March 31, 2005, cost is $34,863 and unrealized appreciation of securities for federal income tax purposes is $0.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

The Forester
Discovery Fund
ASSETS
Cash and equivalents	$34,863
Accrued interest	28

----------
Total assets	34,891
----------

LIABILITIES	-
---------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 3,476 shares issued
and outstanding)	$34,891
======
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
($34,891 / 3,476 shares)	$10.04
======
NET ASSETS
At March 31, 2005, net assets consisted of:
Paid-in capital	$34,764
Undistributed net investment income	127
-------
$34,891
======

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

STATEMENT OF OPERATIONS

Year Ended March 31, 2005

The Forester
Discovery Fund
INVESTMENT INCOME
Interest income	$455
------
Total income	455
------
EXPENSES
Investment advisory fees (Note 2)	718
------
Total expenses	718
Less: expenses waived by Advisor (Note 2)	(718)
------
Net expenses	-
------
Net investment income	455
------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain on investments	-
Net change in unrealized appreciation on investments	-
------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$ 455
=====

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

STATEMENT OF CHANGES IN NET ASSETS

	The Forester
	Discovery Fund
	For the Years Ended
	March 31,
	2005	2004
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$ 455	$ 244
Net realized gain
on investments	-	-
Change in unrealized appreciation of investments	-	-
	-------	-------
Net increase in net assets
resulting from operations	455	244

Distributions to shareholders	(392)	(293)

Capital share transactions (Note 5)	(21,608)	293

Total increase/(decrease)	(21,545)	244

NET ASSETS
Beginning of year	56,436	56,192

End of year	$34,891	$56,436

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

FINANCIAL HIGHLIGHTS

     The Forester Discovery Fund

For the Years  Ended March 31,

	2005	2004	2003	2002	2001
(For a share outstanding throughout each period)

NET ASSET VALUE
Beginning of period	$10.02	$10.03	$10.00	$10.10	$10.14
INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.09	0.04	0.1	0.23	0.53
Net realized and unrealized gain (loss) on
investment transaction	-	-	0.06	-	0.02

Total from investment operations	0.09	0.04	0.16	0.23	0.55

LESS DISTRIBUTIONS	(0.07)	(0.05)	(0.13)	(0.33)	(0.59)

NET ASSET VALUE
End of period	$10.04	$10.02	$10.03	$10.00	$10.10

TOTAL RETURN	0.92%	0.42%	1.62%	2.25%	5.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period	$34,891	$56,436	$56,192	$55,308	$54,113
Ratio of expenses to average net assets
After waiver	0%	0%	0%	0%	0%
Before waiver	1.35%	6.33%	5.99%	5.02%	4.78%
Ratio of net investment income to
average net assets	0.85%	0.43%	0.99%	2.18%	5.23%
Portfolio turnover rate	0%	0%	108%	0%	0%

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2005

(1)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO

SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2005

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates and assumptions.

(2)

TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the year ended March 31, 2005, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the year ended March 31, 2005, the Advisor voluntarily waived advisory fees in the amounts of $718.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 1/4 of 1% of the Fund's average net assets.   For the year ended March 31, 2005, no such reimbursements were made.

(3)

PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $0, respectively, for the year ended March 31, 2005.

(1)

FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The U.S. federal income tax basis of the Fund’s investments at March 31, 2005 was $34,863.

The tax character of distributions paid during the fiscal years ended March 31, 2005 and 2004 were as follows:

	2005	2004
Ordinary income	$392	$293

As of March 31, 2005 the components of distributable earnings on a tax basis were $122 of undistributed ordinary income.

(2)

CAPITAL SHARE TRANSACTIONS:

	2005	2004

Shares sold	4,980	-
Shares issued in reinvestment
of distributions	39	29
Shares redeemed	(7,178)	-
	-------	-------
Net increase/(decrease) in shares	(2,159)	29
	=====	=====

Value of shares sold	$50,000	$ -
Value of shares issued in rein-
vestment of distributions	392	293
Value of shares redeemed	(72,000)	-
	--------	-------
Net increase in value of shares	$(21,608)	$ 293
	======	=====

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors

The Forester Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Forester Discovery Fund, (the "Fund"), a series of The Forester Funds, Inc., including the schedule of investments, as of March 31, 2005 and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audit.  The financial statements and financial highlights for the years ended March 31, 2004, 2003, 2002 and 2001 were audited by other auditors whose reports expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of March 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Discovery Fund as of March 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	/s/Sanville and Co.
May 25, 2005	Certified Public Accountants

DIRECTORS AND OFFICERS OF THE COMPANY

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors.  The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

Number of
Portfolios
		Term of		In Fund	Other
		Office and	Principal	Complex	Director-
Name,	Position(s)	Length	Occupations	oversees	ships
Address,	Held with	of Time	in Past 5	by	held by
Age	the Funds	Served	Years	Director	Director
--------------------	-----------	-------------	--------------------------------	--------------	------------
*Thomas H. Forester	Director	Indefinite	Mr. Forester has been the	2	None
Age: 46	President	2 years	President of the Advisor
Address: c/o	Treasurer		Since 2/99, Officer and
612 Paddock Lane			Portfolio Manager with
Libertyville, IL 60048			Dreman Value Advisors
from 5/97 - 1/99.

Wayne A. Grudem	Director	Indefinite	Mr. Grudem has been a Pro-	2	None
Age: 57		2 years	fessor at Phoenix Seminary
Address: c/o			since August, 2001. Before,
612 Paddock Lane			he was a Professor at Trinity
Libertyville, IL 60048			International University for
more than five years.

Michael B. Kelley	Director	Indefinite	Mr. Kelley has been a National	2	None
Age: 45		2 years	Account Executive for American
Address: c/o			Hotel Supply since January, 2004
612 Paddock Lane			Before, he was a Sales Executive
Libertyville, IL 60048			at WW Grainger for more than 5 years

*Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager and owns 13% of the shares of the Discovery Fund.

PROXY VOTING

The Company’s Board of Directors has approved proxy voting procedures for the Fund, setting forth guidelines and procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.

QUARTERLY PORTFOLIO SCHEDULE

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

The Statement of Additional Information includes additional information about the Company’s directors and is available, without charge, upon request, by calling toll-free 1-888-701-8405.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant [has/has not] adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that Thomas Forester is an audit committee financial expert.  Thomas Forester is not independent for purposes of this Item 3.  Mr. Forester is considered an expert due to education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2004

$  5,000

FY 2005

$  9,688

(b)

Audit-Related Fees

Registrant

FY 2004

$ 0

FY 2005

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2004

$ 1,000

FY 2005

$ 1,000

Nature of the fees:

Tax filing and preparation.

(d)

All Other Fees

Registrant

FY 2004

$ 0

FY 2005

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(2) During 2005, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date June 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date June 21, 2005